Notes Payable (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Notes Payable (Tables) [Line Items]
Schedule of Debt

The following table summarizes the outstanding notes payable as of September 30, 2025, and December 31, 2024:

	September 30, 2025	December 31, 2024
Kishon Note	$431,666	$431,666
Finnegan Note 1	-	51,765
Finnegan Note 2	-	32,353
Finnegan Note 3	-	32,353
2025 Bridge Notes	210,000	-
Total Notes Payable	641,666	548,137

Current Portion	641,666	548,137
Long-term portion	$-	$-

The following table summarizes the outstanding notes payable as of December 31, 2024, and 2023, respectively:

	December 31, 2024	December 31, 2023
Kishon Note	$431,666	$431,666
Finnegan Note 1	51,765	51,765
Finnegan Note 2	32,353	32,353
Schrier Note	-	25,882
Nommsen Note	-	64,705
Caplan Note	-	64,705
Finnegan Note 3	32,353	32,353
Lightmas Note	-	66,000
Lewis Note	-	33,000
Goff Note	-	33,000
Hagan Note	-	110,000
Total Notes Payable	548,137	945,429

Current Portion	548,137	945,429
Long-term portion	$-	$-

Related Party [Member]
Notes Payable (Tables) [Line Items]
Schedule of Debt

The following table summarizes the outstanding related party notes payable as of September 30, 2025, and December 31, 2024;

	September 30, 2025	December 31, 2024
Lindstrom Note	$-	45,294
Lindstrom Note 2	-	18,750
Notes Payable	-	64,044

Current Portion, net of discount	$-	$64,044
Long-term portion, net of discount	$-	$-

The following table summarizes the outstanding related party notes payable as of December 31, 2024, and 2023, respectively;

	December 31, 2024	December 31, 2023
M Diamond Note	-	64,706
Dobbertin Note	-	19,412
Lindstrom Note	45,294	45,294
Mitchell Note	-	78,100
Leath Note	-	55,000
November 29, 2022, Notes	18,750	37,500
Notes Payable	64,044	300,012

Current Portion, net of discount	$64,044	$300,012
Long-term portion, net of discount	-	-